S000074042 [Member] Investment Strategy - TSW High Yield Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities, also known as “junk bonds” (higher risk, lower rated fixed income securities rated BB or below by at least one nationally recognized statistical rating organization (“NRSRO”) or determined to be of a similar quality by TSW). Under normal circumstances, the Fund will not invest more than 20% of its net assets in debt instruments that, at the time of purchase, are rated CCC or below by at least one NRSRO or determined to be of a similar quality by TSW.
The Fund’s fixed income securities include primarily corporate debt. The Fund, from time to time, will make opportunistic investments in other fixed income securities such as preferred securities, convertible bonds loans (senior floating rate loans as well as other secured and unsecured loans) and loan participations. The Fund retains flexibility to seek temporary, indirect exposure (e.g., through exchange-traded funds (“ETFs”)) to fixed income securities, such as when managing inflows into the Fund. The Fund expects to invest primarily in securities denominated in U.S. dollars and may obtain exposure to issuers located outside the U.S. The Fund expects to invest a significant portion of its assets in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market. The Fund may invest in companies of any size, including small- and mid‑capitalization companies. The Fund’s portfolio is expected to have a weighted average duration of between three and seven years under normal conditions.
The portfolio managers follow a disciplined, bottom‑up research process that focuses on analyzing individual issuers. This process aims to identify securities showing stable or improving credit metrics that offer strong relative value in the context of the high yield market. The portfolio managers evaluate quantitative as well as qualitative factors in their fundamental analysis. While the investment process does not impose top‑down allocation parameters or restrictions, the portfolio managers attempt to reduce risk through diversification and credit analysis as well as by considering the sector allocations of the Fund’s benchmark.